Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES
Entity Central Index Key	0001640102
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2022
Document Effective Date	Jan. 01, 2023
Prospectus Date	Jan. 01, 2023
American Funds Retirement Income Portfolio - Conservative | Class A
Prospectus:
Trading Symbol	NAARX
American Funds Retirement Income Portfolio - Conservative | Class R-4
Prospectus:
Trading Symbol	RMRPX
American Funds Retirement Income Portfolio - Conservative | Class R-5
Prospectus:
Trading Symbol	RQRPX
American Funds Retirement Income Portfolio - Conservative | Class R-6
Prospectus:
Trading Symbol	RTRPX
American Funds Retirement Income Portfolio - Conservative | Class C
Prospectus:
Trading Symbol	NGCRX
American Funds Retirement Income Portfolio - Conservative | Class F-1
Prospectus:
Trading Symbol	FAFWX
American Funds Retirement Income Portfolio - Conservative | Class F-2
Prospectus:
Trading Symbol	FDFWX
American Funds Retirement Income Portfolio - Conservative | Class R-1
Prospectus:
Trading Symbol	RARPX
American Funds Retirement Income Portfolio - Conservative | Class R-2
Prospectus:
Trading Symbol	RDRPX
American Funds Retirement Income Portfolio - Conservative | Class R-2E
Prospectus:
Trading Symbol	RGRPX
American Funds Retirement Income Portfolio - Conservative | Class R-3
Prospectus:
Trading Symbol	RJRPX
American Funds Retirement Income Portfolio - Conservative | Class R-5E
Prospectus:
Trading Symbol	RROPX
American Funds Retirement Income Portfolio - Conservative | Class F-3
Prospectus:
Trading Symbol	FICWX
American Funds Retirement Income Portfolio - Conservative | Class T
Prospectus:
Trading Symbol	TFACX
American Funds Retirement Income Portfolio - Moderate | Class A
Prospectus:
Trading Symbol	NBARX
American Funds Retirement Income Portfolio - Moderate | Class C
Prospectus:
Trading Symbol	NBCRX
American Funds Retirement Income Portfolio - Moderate | Class F-1
Prospectus:
Trading Symbol	FBFWX
American Funds Retirement Income Portfolio - Moderate | Class F-2
Prospectus:
Trading Symbol	FHFWX
American Funds Retirement Income Portfolio - Moderate | Class R-1
Prospectus:
Trading Symbol	RBRPX
American Funds Retirement Income Portfolio - Moderate | Class R-2
Prospectus:
Trading Symbol	RERPX
American Funds Retirement Income Portfolio - Moderate | Class R-2E
Prospectus:
Trading Symbol	RHRPX
American Funds Retirement Income Portfolio - Moderate | Class R-3
Prospectus:
Trading Symbol	RKRPX
American Funds Retirement Income Portfolio - Moderate | Class R-4
Prospectus:
Trading Symbol	RNRPX
American Funds Retirement Income Portfolio - Moderate | Class R-5
Prospectus:
Trading Symbol	RRRPX
American Funds Retirement Income Portfolio - Moderate | Class R-6
Prospectus:
Trading Symbol	RURPX
American Funds Retirement Income Portfolio - Moderate | Class R-5E
Prospectus:
Trading Symbol	RRPPX
American Funds Retirement Income Portfolio - Moderate | Class F-3
Prospectus:
Trading Symbol	FIMWX
American Funds Retirement Income Portfolio - Moderate | Class T
Prospectus:
Trading Symbol	TAFNX
American Funds Retirement Income Portfolio - Enhanced | Class A
Prospectus:
Trading Symbol	NDARX
American Funds Retirement Income Portfolio - Enhanced | Class C
Prospectus:
Trading Symbol	NDCRX
American Funds Retirement Income Portfolio - Enhanced | Class F-1
Prospectus:
Trading Symbol	FCFWX
American Funds Retirement Income Portfolio - Enhanced | Class F-2
Prospectus:
Trading Symbol	FGFWX
American Funds Retirement Income Portfolio - Enhanced | Class R-1
Prospectus:
Trading Symbol	RCRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-2
Prospectus:
Trading Symbol	RFRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-2E
Prospectus:
Trading Symbol	RIRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-3
Prospectus:
Trading Symbol	RLRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-4
Prospectus:
Trading Symbol	RPRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-5
Prospectus:
Trading Symbol	RXRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-6
Prospectus:
Trading Symbol	RVRPX
American Funds Retirement Income Portfolio - Enhanced | Class R-5E
Prospectus:
Trading Symbol	RRQPX
American Funds Retirement Income Portfolio - Enhanced | Class F-3
Prospectus:
Trading Symbol	FIEWX
American Funds Retirement Income Portfolio - Enhanced | Class T
Prospectus:
Trading Symbol	TAFEX